Income Taxes (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 2,285,000	$ 2,027,000
Other	337,000	86,000
Deferred tax assets gross	2,622,000	2,113,000
Valuation allowance	(2,622,000)	(2,113,000)
Deferred tax asset